Estimated Future Gross Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Japanese plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	¥ 45,206
2015	45,544
2016	47,122
2017	48,689
2018	51,731
2019-2023	290,155
Foreign plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	11,470
2015	13,112
2016	14,716
2017	16,990
2018	19,618
2019-2023	¥ 147,434